Vessels And Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Vessels And Equipment, Net

17.	VESSELS AND EQUIPMENT, NET

(in thousands of $)	Vessels and equipment	Mooring equipment	Deferred Drydocking expenditure	Office equipment and fittings	Total
Cost
As of January 1, 2025	1,408,063	45,771	109,650	3,873	1,567,357
Additions	—	—	—	12	12
Disposals (1)	(186,872)	—	(7,964)	—	(194,836)
Transfer to asset under development (note 16) (2)	(77,500)	—	(1,686)	—	(79,186)
As of December 31, 2025	1,143,691	45,771	100,000	3,885	1,293,347

Depreciation, amortization and impairment
As of January 1, 2025	(407,516)	(36,994)	(41,034)	(2,068)	(487,612)
Charge for the year (3)	(37,147)	(5,543)	(5,043)	(596)	(48,329)
Disposals (1)	162,906	—	7,964	—	170,870
Transfer to asset under development (note 16) (2)	2,721	—	195	—	2,916
As of December 31, 2025	(279,036)	(42,537)	(37,918)	(2,664)	(362,155)

Net book value as of December 31, 2025	864,655	3,234	62,082	1,221	931,192

(in thousands of $)	Vessels and equipment	Mooring equipment	Deferred Drydocking expenditure	Office equipment and fittings	Total
Cost
As of January 1, 2024	1,330,563	45,771	108,492	5,893	1,490,719
Additions (2)	77,500	—	1,158	175	78,833
Transfers to intangible assets	—	—	—	(766)	(766)
Write-offs (4)	—	—	—	(1,429)	(1,429)
As of December 31, 2024	1,408,063	45,771	109,650	3,873	1,567,357

Depreciation, amortization and impairment
As of January 1, 2024	(350,177)	(31,450)	(28,181)	(3,234)	(413,042)
Charge for the year (3)	(40,529)	(5,544)	(6,730)	(263)	(53,066)
Write-offs (4)	—	—	—	1,429	1,429
Impairment (1)	(16,810)	—	(6,123)	—	(22,933)
As of December 31, 2024	(407,516)	(36,994)	(41,034)	(2,068)	(487,612)

Net book value as of December 31, 2024	1,000,547	8,777	68,616	1,805	1,079,745
(1) In 2024, we engaged in discussions with multiple potential buyers regarding the sale of the Golar Arctic however, no binding agreement was in place as of December 31, 2024, and the vessel did not meet the criteria to be classified as held for sale. Accordingly, an impairment assessment was performed, and management concluded that third-party purchase offers received during the year better reflected the current exit price in the LNGC market than average broker valuations. As a result, an impairment charge of $22.9 million was recognized as of December 31, 2024 under the “Corporate and other” segment (reflecting the retrospective merger of the “Shipping” segment into “Corporate and other”).
In February 2025, we completed the sale of the Golar Arctic, including unused fuel onboard, for net consideration of $24.8 million, resulting in a loss on disposal of $0.5 million, recognized in “Other operating (loss)/income.” Following this transaction, Golar fully exited its legacy shipping business.
(2) In March 2024, we acquired the Fuji LNG, the donor vessel for the MKII FLNG, for $77.5 million and recorded it within “Vessels and equipment, net.” As of December 31, 2024, Fuji LNG was presented under the “Corporate and other” segment (reflecting the retrospective merger of the “Shipping” segment into “Corporate and other”) while trading as an LNG carrier.
In February 2025, upon arrival at CIMC’s yard for conversion, the vessel’s net book value of $76.3 million was reclassified from “Vessels and equipment, net” to “Assets under development” (note 16) and was presented under the FLNG segment.
(3) Depreciation and amortization charges exclude $0.9 million and $0.5 million of amortization charges in relation to the Cameroon license fee and intangible assets for the years ended December 31, 2025 and 2024, respectively.
(4) Write-offs relates to fully depreciated or fully amortized fixed assets.